Income Taxes - Schedule of Significant Portion of the Deferred Tax Assets / (Liabilities) (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Significant Portion of the Deferred Tax Assets / (Liabilities) [Abstract]
Net Operating loss carryforwards - Federal	$ 13,222,565	$ 10,423,054
Net Operating loss carryforwards - State	2,735,812	2,156,580
Stock based compensation	3,120,915	2,868,053
Deferred Revenue	(34,971)	(306,396)
Accrued Liabilities	(30,443)	63,142
Depreciation and Amortization	810	(1,332)
Allowance for doubtful accounts	108,222	108,222
Valuation allowance	(19,122,910)	(15,311,323)
Net deferred tax assets